Debt, Convertible Notes, and Warrants - Summary of Future Payments Related To Loan Principal Amounts (Detail) - USD ($)	Oct. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Maturities of Long-term Debt [Line Items]
Net carrying value of debt			$ 96,000
Planet Labs Inc.
Maturities of Long-term Debt [Line Items]
2022	$ 0
2022 / 2023	138,075,000	$ 0
2023 / 2024	0	138,075,000
2024 / 2025	0	0
2025 / 2026	0	0
2026		0
Total loan principal due	138,075,000	138,075,000
Add: Venture Tranche B, principal balance	6,035,000	6,035,000
Add : Change in fair value of liabilities	35,390,000	26,648,000
Less: Amount representing discount accretion and warrant issued	(4,575,000)	(6,902,000)
Net carrying value of debt	$ 174,925,000	$ 163,856,000